SEGMENT INFORMATION (Details 1) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	$ 82,171,415		$ 61,667,275		$ 242,800,784		$ 140,368,479		$ 208,614,041		$ 88,072,327
Sales Revenue, Services, Net, Total	24,598,641		8,873,865		51,188,141		39,070,677		51,179,311		50,541,312
Fees and Commissions	450,003		166,557		1,191,427		776,621		1,632,461		0
Revenues, Total	107,220,059		70,707,697		295,180,352		180,215,777		261,425,813		138,613,639		51,879,903
Cost of Goods Sold, Total	59,121,526		41,315,537		173,035,915		93,418,818		139,346,055		50,558,514
Cost of Services, Total	13,601,869		3,269,035		26,790,742		19,760,570		20,548,608		18,248,957
Capital Award, Inc. CA [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	22,731,491		19,598,282		86,218,455		44,462,877		72,362,980		45,189,788
Sales Revenue, Services, Net, Total	24,598,641		6,939,405		49,558,454		23,782,927		35,259,211		35,471,383
Fees and Commissions	450,003		166,557		1,191,427		581,073		1,436,914		722,397
Cost of Goods Sold, Total	15,935,868		14,208,181		54,861,550		33,460,670		51,470,476		23,512,812
Cost of Services, Total	13,601,869		2,703,461		25,236,498		11,805,864		13,197,048		14,340,937
Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited JHST [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	5,813,667		10,534,960		9,085,607		14,089,946		22,814,476		11,878,599
Cost of Goods Sold, Total	1,704,741		4,832,794		2,423,811		6,093,751		10,101,512		5,035,955
Hunan Shenghua A Power Agriculture Co., Limited HSA [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	5,794,162		3,104,578		15,750,656		7,827,433		11,490,395		2,213,038
Cost of Goods Sold, Total	4,698,541		1,937,860		10,371,555		4,830,266		7,040,470		1,723,031
Qinghai Sanjiang A Power Agriculture Co., Limited SJAP [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	22,236,925		17,330,375		72,241,319		44,431,797		62,227,680		21,134,526
Cost of Goods Sold, Total	15,270,656		10,897,327		48,552,223		26,770,503		38,411,418		14,574,772
Macau Eiji Company Limited MEIJI [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	6,814,990		4,639,397		21,483,496		12,309,334		17,671,418		5,957,870
Sales Revenue, Services, Net, Total	0		1,934,460		1,629,687.00		7,113,781		7,120,596		10,930,131
Fees and Commissions									0		150,000
Cost of Goods Sold, Total	6,443,072		3,974,942		20,418,345		7,369,379		13,161,262		4,613,074
Cost of Services, Total	0		0		0		5,519,294		4,733,262		2,998,343
Sino Agro Food, Inc. SIAF [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	13,111,130		6,459,683		30,553,374		17,247,092		22,047,092		1,698,506
Sales Revenue, Services, Net, Total	0		0		0		8,173,969		8,799,503		3,267,401
Fees and Commissions	0		0		0		195,548		195,548		0
Cost of Goods Sold, Total	11,548,682		5,464,433		31,728,186		14,894,249		19,160,917		1,098,870
Cost of Services, Total	0		565,574		1,554,244		2,435,412		2,618,298		909,677
Qinghai Zhong He Meat Products Co., Limited QZH [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	5,669,050		0		7,467,877		0
Cost of Goods Sold, Total	3,519,966		0		4,680,245		0
Fishery Development Division [Member]
Segment Reporting Information [Line Items]
Revenues, Total	47,780,135	[1]	26,704,244	[1]	136,968,336	[1]	68,826,877	[1]	109,059,105	[1]	81,383,568	[1]
Cost of Goods Sold, Total	15,935,868	[1]	14,208,181	[1]	54,861,550	[1]	33,460,670	[1]	51,470,476	[1]	23,512,812	[1]
Cost of Services, Total	13,601,869	[1]	2,703,461	[1]	25,236,498	[1]	11,805,864	[1]	13,197,048	[1]	14,340,937	[1]
Fishery Development Division [Member] | Capital Award, Inc. CA [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	22,731,491	[1]	19,598,282	[1]	86,218,455	[1]	44,462,877	[1]	72,362,980	[1]	45,189,788	[1]
Sales Revenue, Services, Net, Total	24,598,641	[1]	6,939,405	[1]	49,558,454	[1]	23,728,927	[1]	35,259,211	[1]	35,471,383	[1]
Fees and Commissions	450,003	[1]	166,557	[1]	1,191,427	[1]	581,073	[1]	1,436,914	[1]	722,397	[1]
Cost of Goods Sold, Total	15,935,868	[1]	14,208,181	[1]	54,861,550	[1]	33,460,670	[1]	51,470,476	[1]	23,512,812	[1]
Cost of Services, Total	13,601,869	[1]	2,703,461	[1]	25,236,498	[1]	11,805,864	[1]	13,197,048	[1]	14,340,937	[1]
Fishery Development Division [Member] | Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited JHST [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Cost of Goods Sold, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Fishery Development Division [Member] | Hunan Shenghua A Power Agriculture Co., Limited HSA [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Cost of Goods Sold, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Fishery Development Division [Member] | Qinghai Sanjiang A Power Agriculture Co., Limited SJAP [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Cost of Goods Sold, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Fishery Development Division [Member] | Macau Eiji Company Limited MEIJI [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Sales Revenue, Services, Net, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Fees and Commissions									0	[1]	0	[1]
Cost of Goods Sold, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Cost of Services, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Fishery Development Division [Member] | Sino Agro Food, Inc. SIAF [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Sales Revenue, Services, Net, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Fees and Commissions	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Cost of Goods Sold, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Cost of Services, Total	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Fishery Development Division [Member] | Qinghai Zhong He Meat Products Co., Limited QZH [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[1]	0	[1]	0	[1]	0	[1]
Cost of Goods Sold, Total	0	[1]	0	[1]	0	[1]	0	[1]
HU Plantation Division [Member]
Segment Reporting Information [Line Items]
Revenues, Total	5,813,667	[2]	10,534,960	[2]	9,085,607	[2]	14,089,946	[2]	22,814,476	[2]	11,878,599	[2]
Cost of Goods Sold, Total	1,704,741	[2]	4,832,794	[2]	2,423,811	[2]	6,093,751	[2]	10,101,512	[2]	5,035,955	[2]
Cost of Services, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
HU Plantation Division [Member] | Capital Award, Inc. CA [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Sales Revenue, Services, Net, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Fees and Commissions	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Cost of Goods Sold, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Cost of Services, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
HU Plantation Division [Member] | Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited JHST [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	5,813,667	[2]	10,534,960	[2]	9,085,607	[2]	14,089,946	[2]	22,814,476	[2]	11,878,599	[2]
Cost of Goods Sold, Total	1,704,741	[2]	4,832,794	[2]	2,423,811	[2]	6,093,751	[2]	10,101,512	[2]	5,035,955	[2]
HU Plantation Division [Member] | Hunan Shenghua A Power Agriculture Co., Limited HSA [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Cost of Goods Sold, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
HU Plantation Division [Member] | Qinghai Sanjiang A Power Agriculture Co., Limited SJAP [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Cost of Goods Sold, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
HU Plantation Division [Member] | Macau Eiji Company Limited MEIJI [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Sales Revenue, Services, Net, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Fees and Commissions									0	[2]	0	[2]
Cost of Goods Sold, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Cost of Services, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
HU Plantation Division [Member] | Sino Agro Food, Inc. SIAF [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Sales Revenue, Services, Net, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Fees and Commissions	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Cost of Goods Sold, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Cost of Services, Total	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
HU Plantation Division [Member] | Qinghai Zhong He Meat Products Co., Limited QZH [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[2]	0	[2]	0	[2]	0	[2]
Cost of Goods Sold, Total	0	[2]	0	[2]	0	[2]	0	[2]
Organic Fertilizer and Bread Grass Division [Member]
Segment Reporting Information [Line Items]
Revenues, Total	33,700,137	[3]	20,434,953	[3]	95,459,852	[3]	52,259,230	[3]	73,718,075	[4]	23,347,564	[4]
Cost of Goods Sold, Total	23,489,163	[3]	12,835,187	[3]	63,604,023	[3]	31,600,769	[3]	45,451,888	[4]	16,297,803	[4]
Cost of Services, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Organic Fertilizer and Bread Grass Division [Member] | Capital Award, Inc. CA [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Sales Revenue, Services, Net, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Fees and Commissions	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Cost of Goods Sold, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Cost of Services, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Organic Fertilizer and Bread Grass Division [Member] | Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited JHST [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Cost of Goods Sold, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Organic Fertilizer and Bread Grass Division [Member] | Hunan Shenghua A Power Agriculture Co., Limited HSA [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	5,794,162	[3]	3,104,578	[3]	15,750,656	[3]	7,827,433	[3]	11,490,395	[4]	2,213,038	[4]
Cost of Goods Sold, Total	4,698,541	[3]	1,937,860	[3]	10,371,555	[3]	4,830,266	[3]	7,040,470	[4]	1,723,031	[4]
Organic Fertilizer and Bread Grass Division [Member] | Qinghai Sanjiang A Power Agriculture Co., Limited SJAP [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	22,236,925	[3]	17,330,375	[3]	72,241,319	[3]	44,431,797	[3]	62,227,680	[4]	21,134,526	[4]
Cost of Goods Sold, Total	15,270,656	[3]	10,897,327	[3]	48,552,223	[3]	26,770,503	[3]	38,411,418	[4]	14,574,772	[4]
Organic Fertilizer and Bread Grass Division [Member] | Macau Eiji Company Limited MEIJI [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Sales Revenue, Services, Net, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Fees and Commissions									0	[4]	0	[4]
Cost of Goods Sold, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Cost of Services, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Organic Fertilizer and Bread Grass Division [Member] | Sino Agro Food, Inc. SIAF [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Sales Revenue, Services, Net, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Fees and Commissions	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Cost of Goods Sold, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Cost of Services, Total	0	[3]	0	[3]	0	[3]	0	[3]	0	[4]	0	[4]
Organic Fertilizer and Bread Grass Division [Member] | Qinghai Zhong He Meat Products Co., Limited QZH [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	5,669,050	[3]	0	[3]	7,467,877	[3]	0	[3]
Cost of Goods Sold, Total	3,519,966	[3]	0	[3]	4,680,245	[3]	0	[3]
Cattle Farm Development Division [Member]
Segment Reporting Information [Line Items]
Revenues, Total	6,814,990	[5]	4,639,397	[5]	21,483,496	[5]	19,423,115	[5]	24,792,014	[5]	17,038,001	[5]
Cost of Goods Sold, Total	6,443,072	[5]	3,974,942	[5]	20,418,345	[5]	7,369,379	[5]	13,161,262	[5]	4,613,074	[5]
Cost of Services, Total	0	[5]	0	[5]	0	[5]	5,519,294	[5]	4,733,262	[5]	2,998,343	[5]
Cattle Farm Development Division [Member] | Capital Award, Inc. CA [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Sales Revenue, Services, Net, Total	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Fees and Commissions	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Cost of Goods Sold, Total	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Cost of Services, Total	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Cattle Farm Development Division [Member] | Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited JHST [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Cost of Goods Sold, Total	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Cattle Farm Development Division [Member] | Hunan Shenghua A Power Agriculture Co., Limited HSA [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Cost of Goods Sold, Total	0	[5]	0	[5]		[5]	0	[5]	0	[5]		[5]
Cattle Farm Development Division [Member] | Qinghai Sanjiang A Power Agriculture Co., Limited SJAP [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Cost of Goods Sold, Total		[5]	0	[5]		[5]	0	[5]	0	[5]	0	[5]
Cattle Farm Development Division [Member] | Macau Eiji Company Limited MEIJI [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	6,814,990	[5]	4,639,397	[5]	21,483,496	[5]	12,309,334	[5]	17,671,418	[5]	5,957,870	[5]
Sales Revenue, Services, Net, Total	0	[5]	0	[5]	0	[5]	7,113,781	[5]	7,120,596	[5]	10,930,131	[5]
Fees and Commissions									0	[5]	150,000	[5]
Cost of Goods Sold, Total	6,443,072	[5]	3,974,942	[5]	20,418,345	[5]	7,369,379	[5]	13,161,262	[5]	4,613,074	[5]
Cost of Services, Total	0	[5]	0	[5]	0	[5]	5,519,294	[5]	4,733,262	[5]	2,998,343	[5]
Cattle Farm Development Division [Member] | Sino Agro Food, Inc. SIAF [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Sales Revenue, Services, Net, Total	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Fees and Commissions	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Cost of Goods Sold, Total	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Cost of Services, Total	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Cattle Farm Development Division [Member] | Qinghai Zhong He Meat Products Co., Limited QZH [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[5]	0	[5]	0	[5]	0	[5]
Cost of Goods Sold, Total	0	[5]	0	[5]	0	[5]	0	[5]
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Revenues, Total	13,111,130	[6]	8,394,143	[6]	32,183,061	[6]	25,616,609	[6]	31,042,143	[6]	4,965,907	[6]
Cost of Goods Sold, Total	11,548,682	[6]	5,464,433	[6]	31,728,186	[6]	14,894,249	[6]	19,160,917	[6]	1,098,870	[6]
Cost of Services, Total	0	[6]	565,574	[6]	1,554,244	[6]	2,435,412	[6]	2,618,298	[6]	909,677	[6]
Corporate and Others [Member] | Capital Award, Inc. CA [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Sales Revenue, Services, Net, Total	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Fees and Commissions	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Cost of Goods Sold, Total	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Cost of Services, Total	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Corporate and Others [Member] | Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited JHST [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Cost of Goods Sold, Total	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Corporate and Others [Member] | Hunan Shenghua A Power Agriculture Co., Limited HSA [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Cost of Goods Sold, Total	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Corporate and Others [Member] | Qinghai Sanjiang A Power Agriculture Co., Limited SJAP [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Cost of Goods Sold, Total	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Corporate and Others [Member] | Macau Eiji Company Limited MEIJI [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Sales Revenue, Services, Net, Total	0	[6]	1,934,460	[6]	1,629,687	[6]	0	[6]	0	[6]	0	[6]
Fees and Commissions									0	[6]	0	[6]
Cost of Goods Sold, Total	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Cost of Services, Total	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]	0	[6]
Corporate and Others [Member] | Sino Agro Food, Inc. SIAF [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	13,111,130	[6]	6,459,683	[6]	30,553,374	[6]	17,247,092	[6]	22,047,092	[6]	1,698,506	[6]
Sales Revenue, Services, Net, Total	0	[6]	0	[6]	0	[6]	8,173,969	[6]	8,799,503	[6]	3,267,401	[6]
Fees and Commissions	0	[6]	0	[6]	0	[6]	195,548	[6]	195,548	[6]	0	[6]
Cost of Goods Sold, Total	11,548,682	[6]	5,464,433	[6]	31,728,186	[6]	14,894,249	[6]	19,160,917	[6]	1,098,870	[6]
Cost of Services, Total	0	[6]	565,574	[6]	1,554,244	[6]	2,435,412	[6]	2,618,298	[6]	909,677	[6]
Corporate and Others [Member] | Qinghai Zhong He Meat Products Co., Limited QZH [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net, Total	0	[6]	0	[6]	0	[6]	0	[6]
Cost of Goods Sold, Total	$ 0	[6]	$ 0	[6]	$ 0	[6]	$ 0	[6]

[1]	Operated by Capital Award, Inc. (“CA”) and Jiangmen City A Power Fishery Development Co., Limited (“JFD”).
[2]	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co., Limited (“JHST”).
[3]	Operated by Qinghai Sanjiang A Power Agriculture Co., Limited (“SJAP”), A Power Agro Agriculture Development (Macau) Limited (“APWAM”) , Qinghai Zhong He Meat Products Co., Limited (“QZH”), A Power Agro Agriculture Development (Macau) Limited (“APWAM”) and Hunan Shenghua A Power Agriculture Co., Limited (“HSA”).
[4]	Operated by Qinghai Sanjiang A Power Agriculture Co., Limited (“SJAP”), A Power Agro Agriculture Development (Macau) Limited (“APWAM”) and Hunan Shenghua A Power Agriculture Co., Limited (“HSA”).
[5]	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Limited (“JHMC”) and Macau Meiji Limited (“MEIJI”).
[6]	Operated by Sino Agro Food, Inc. (“SIAF”) and Sino Agro Food Sweden AB (publ) (“SAFS”).